Condensed Financial Information of the Parent Company Only - Schedule of Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 18,256	$ 956	$ 20,751
Adjustments to reconcile net income to net cash provided by operating activities:
(Increase) decrease in other assets	1,303	(5,602)	(2,745)
(Decrease) increase in other liabilities	1,021	(3,423)	902
Net cash provided by operating activities	25,593	17,609	20,279
Cash flows from investing activities:
Net cash provided by (used in) investing activities	1,254	54,192	(206,535)
Cash flows from financing activities:
Cash dividends paid - common stock	(5,047)	(4,649)	(4,240)
Purchase of treasury stock	(1,119)	0	(2,892)
Net cash (used in) provided by financing activities	(69,303)	(62,071)	110,067
Net (decrease) increase in cash and cash equivalents	(42,456)	9,730	(76,189)
Cash and due from banks at beginning of year	93,450	83,720	159,909
Cash and due from banks at end of year	50,994	93,450	83,720
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Cash flows from operating activities:
Net income	18,256	956	20,751
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed (income) loss of subsidiaries	(1,660)	5,105	(12,550)
(Increase) decrease in other assets	(1,418)	1,486	540
(Decrease) increase in other liabilities	215	262	0
Other, net	(331)	(5,868)	(1,060)
Net cash provided by operating activities	14,632	1,417	7,681
Cash flows from investing activities:
Decrease in investment in subsidiaries, net	0	7,575	110
Net cash provided by (used in) investing activities	0	7,575	110
Cash flows from financing activities:
Cash dividends paid - common stock	(5,047)	(4,649)	(4,240)
Purchase of treasury stock	(1,119)	0	(2,892)
Net cash (used in) provided by financing activities	(6,166)	(4,649)	(7,132)
Net (decrease) increase in cash and cash equivalents	8,466	4,343	659
Cash and due from banks at beginning of year	6,807	2,464	1,805
Cash and due from banks at end of year	$ 15,273	$ 6,807	$ 2,464